SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Supplemental Information Related to Consolidated Statements of Cash Flows

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2014	2015	2016
	(Yen in millions)
Cash paid during the year:
Interest	¥2,009	¥1,422	¥1,408
Income taxes	36,617	44,172	31,134
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥489	¥419	¥692
Accounts payable for purchases of property, plant and equipment	12,951	10,393	15,532
Accounts payable for purchases of held-to-maturity securities	—	—	6,000
Acquisitions of businesses:
Fair value of assets acquired	¥31,498	¥4,230	¥46,977
Fair value of liabilities assumed	(11,803)	(2,235)	(17,477)
Noncontrolling interests	—	(23)	(5,140)
Cash acquired	(3,720)	(129)	(2,410)

Subtotal	15,975	1,843	21,950

Additional payment for an acquisition of business in the previous year	—	—	726

Total	¥15,975	¥1,843	¥22,676